Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	627	$ 76,826
Curtiss-Wright Corp.	180	20,943
HEICO Corp.	582	77,057
Mercury Systems, Inc.(1)	355	31,261
Teledyne Technologies, Inc.(1)	418	163,848
		$ 369,935
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	165	$ 15,489
Expeditors International of Washington, Inc.	1,185	112,705
FedEx Corp.	128	33,231
United Parcel Service, Inc., Class B	1,542	259,673
XPO Logistics, Inc.(1)	85	10,132
		$431,230
Airlines — 0.1%
American Airlines Group, Inc.(2)	6,021	$94,951
		$94,951
Auto Components — 0.0%(3)
Gentex Corp.	1,851	$62,804
		$62,804
Automobiles — 2.5%
Tesla, Inc.(1)	6,109	$4,310,938
		$4,310,938
Banks — 0.2%
Commerce Bancshares, Inc.	3	$197
First Financial Bankshares, Inc.	297	10,744
First Republic Bank	875	128,564
Glacier Bancorp, Inc.	4	184
SVB Financial Group(1)	320	124,105
		$263,794
Beverages — 0.8%
Coca-Cola Co. (The)	7,749	$424,955
PepsiCo, Inc.	5,983	887,279
		$1,312,234
Biotechnology — 3.1%
AbbVie, Inc.	10,445	$1,119,182
ACADIA Pharmaceuticals, Inc.(1)	918	49,076
Acceleron Pharma, Inc.(1)	482	61,667
Security	Shares	Value
Biotechnology (continued)
Agios Pharmaceuticals, Inc.(1)	4	$ 173
Alexion Pharmaceuticals, Inc.(1)	1,946	304,043
Alnylam Pharmaceuticals, Inc.(1)	793	103,066
Amgen, Inc.	3,466	796,903
Amicus Therapeutics, Inc.(1)	2,519	58,164
Arena Pharmaceuticals, Inc.(1)	449	34,497
Arrowhead Pharmaceuticals, Inc.(1)	800	61,384
Biogen, Inc.(1)	1,400	342,804
BioMarin Pharmaceutical, Inc.(1)	1,583	138,813
Bluebird Bio, Inc.(1)	490	21,202
Emergent BioSolutions, Inc.(1)	582	52,147
Exact Sciences Corp.(1)(2)	1,546	204,830
Exelixis, Inc.(1)	3,569	71,630
FibroGen, Inc.(1)(2)	4	148
Gilead Sciences, Inc.	1,738	101,256
Halozyme Therapeutics, Inc.(1)(2)	135	5,766
Incyte Corp.(1)	1,829	159,086
Ionis Pharmaceuticals, Inc.(1)	1,393	78,760
Neurocrine Biosciences, Inc.(1)	999	95,754
PTC Therapeutics, Inc.(1)	343	20,933
Regeneron Pharmaceuticals, Inc.(1)	915	442,046
Sarepta Therapeutics, Inc.(1)	769	131,107
Seagen, Inc.(1)	1,096	191,954
Ultragenyx Pharmaceutical, Inc.(1)	502	69,492
Vertex Pharmaceuticals, Inc.(1)	2,333	551,381
		$5,267,264
Building Products — 0.7%
AAON, Inc.	414	$27,585
Advanced Drainage Systems, Inc.	325	27,163
Allegion PLC	992	115,449
Armstrong World Industries, Inc.	418	31,095
Carrier Global Corp.	6,767	255,251
Fortune Brands Home & Security, Inc.	260	22,287
Johnson Controls International PLC	7,784	362,656
Masco Corp.	1,867	102,554
Owens Corning	2,485	188,264
Trane Technologies PLC	262	38,032
Trex Co., Inc.(1)	1,098	91,925
UFP Industries, Inc.	3	167
		$1,262,428
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	100	$10,170
Ares Management Corp., Class A	1,166	54,860
BlackRock, Inc.	453	326,858

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Blackstone Group, Inc. (The), Class A	8,856	$ 573,957
Cboe Global Markets, Inc.	1,312	122,173
Charles Schwab Corp. (The)	1,156	61,314
CME Group, Inc.	2,239	407,610
Cohen & Steers, Inc.	225	16,718
FactSet Research Systems, Inc.	317	105,403
Hamilton Lane, Inc., Class A	69	5,385
Houlihan Lokey, Inc.	182	12,236
Interactive Brokers Group, Inc., Class A	275	16,753
Intercontinental Exchange, Inc.	3,596	414,583
KKR & Co., Inc.	4	162
LPL Financial Holdings, Inc.	435	45,336
MarketAxess Holdings, Inc.	486	277,292
Moody's Corp.	1,390	403,434
Morningstar, Inc.	145	33,578
MSCI, Inc.	680	303,640
Nasdaq, Inc.	1,532	203,358
Owl Rock Capital Corp.	4,446	56,286
S&P Global, Inc.	2,091	687,374
SEI Investments Co.	1,525	87,642
T. Rowe Price Group, Inc.	2,451	371,057
Virtu Financial, Inc., Class A	7	176
		$4,597,355
Chemicals — 1.1%
Air Products & Chemicals, Inc.	1,027	$280,597
Axalta Coating Systems, Ltd.(1)	676	19,300
Celanese Corp.	409	53,145
Ecolab, Inc.	1,855	401,348
FMC Corp.	1,531	175,958
International Flavors & Fragrances, Inc.(2)	327	35,591
Mosaic Co. (The)	1,766	40,635
PPG Industries, Inc.	1,137	163,978
Quaker Chemical Corp.(2)	103	26,099
Sherwin-Williams Co. (The)	870	639,372
WR Grace & Co.	33	1,809
		$1,837,832
Commercial Services & Supplies — 0.6%
ADT, Inc.	20	$157
Cintas Corp.	729	257,672
Copart, Inc.(1)	1,681	213,907
IAA, Inc.(1)	1,175	76,352
MSA Safety, Inc.	404	60,354
Republic Services, Inc.	1,015	97,745
Tetra Tech, Inc.	513	59,395
Security	Shares	Value
Commercial Services & Supplies (continued)
UniFirst Corp.	48	$ 10,161
Waste Management, Inc.	2,523	297,537
		$ 1,073,280
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	521	$ 151,387
Ciena Corp.(1)	1,483	78,377
Cisco Systems, Inc.	16,535	739,941
F5 Networks, Inc.(1)	497	87,442
Lumentum Holdings, Inc.(1)	602	57,070
Motorola Solutions, Inc.	1,208	205,432
		$1,319,649
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	513	$145,676
Vulcan Materials Co.	1,557	230,919
		$376,595
Consumer Finance — 0.1%
American Express Co.	1,153	$139,409
Credit Acceptance Corp.(1)(2)	119	41,191
FirstCash, Inc.	2	140
LendingTree, Inc.(1)(2)	130	35,593
		$216,333
Containers & Packaging — 0.3%
AptarGroup, Inc.	539	$73,784
Avery Dennison Corp.	132	20,474
Ball Corp.	3,032	282,522
Berry Global Group, Inc.(1)	3	169
Crown Holdings, Inc.(1)	666	66,733
Graphic Packaging Holding Co.	1,254	21,243
Silgan Holdings, Inc.	5	185
		$465,110
Distributors — 0.1%
Pool Corp.	290	$108,025
		$108,025
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	543	$93,934
Chegg, Inc.(1)(2)	1,258	113,635
frontdoor, Inc.(1)	656	32,938
Grand Canyon Education, Inc.(1)	273	25,419
H&R Block, Inc.	9	143
Service Corp. International	3	147

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services (continued)
Strategic Education, Inc.	101	$ 9,628
Terminix Global Holdings, Inc.(1)	3	153
		$ 275,997
Diversified Telecommunication Services — 0.0%(3)
Cogent Communications Holdings, Inc.	368	$ 22,032
Iridium Communications, Inc.(1)	1,409	55,409
		$ 77,441
Electric Utilities — 0.5%
Eversource Energy	665	$57,529
NextEra Energy, Inc.	9,236	712,558
Xcel Energy, Inc.	488	32,535
		$802,622
Electrical Equipment — 0.5%
AMETEK, Inc.	1,812	$219,143
Emerson Electric Co.	1,738	139,683
Generac Holdings, Inc.(1)	643	146,225
Hubbell, Inc.	1	157
Rockwell Automation, Inc.	1,044	261,846
Sensata Technologies Holding PLC(1)	764	40,293
Vertiv Holdings Co.	3,061	57,149
		$864,496
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	2,520	$329,540
Coherent, Inc.(1)	85	12,752
Corning, Inc.	6,718	241,848
Dolby Laboratories, Inc., Class A	378	36,715
II-VI, Inc.(1)(2)	1,090	82,796
IPG Photonics Corp.(1)	201	44,982
Jabil, Inc.	4	170
Keysight Technologies, Inc.(1)	1,965	259,557
Littelfuse, Inc.	77	19,609
National Instruments Corp.	4	176
Novanta, Inc.(1)	357	42,205
Trimble, Inc.(1)	2,350	156,909
Zebra Technologies Corp., Class A(1)	430	165,262
		$1,392,521
Energy Equipment & Services — 0.2%
Baker Hughes Co.	15,068	$314,168
		$314,168
Security	Shares	Value
Entertainment — 2.9%
Activision Blizzard, Inc.	4,845	$ 449,858
Electronic Arts, Inc.(1)	2,521	362,016
Liberty Formula One Group, Series C(1)	1,343	57,212
Live Nation Entertainment, Inc.(1)	942	69,218
Madison Square Garden Sports Corp., Class A(1)	117	21,540
Netflix, Inc.(1)	3,732	2,018,004
Roku, Inc.(1)	895	297,158
Take-Two Interactive Software, Inc.(1)	971	201,764
Walt Disney Co. (The)(1)	7,243	1,312,287
Zynga, Inc., Class A(1)	8,830	87,152
		$4,876,209
Food & Staples Retailing — 0.5%
Casey's General Stores, Inc.	24	$4,287
Costco Wholesale Corp.	2,088	786,717
Grocery Outlet Holding Corp.(1)	1,416	55,578
Sprouts Farmers Market, Inc.(1)	8	161
Walmart, Inc.	588	84,760
		$931,503
Food Products — 0.8%
Bunge, Ltd.	695	$45,578
Campbell Soup Co.	1,099	53,137
Conagra Brands, Inc.	51	1,849
Flowers Foods, Inc.	1,247	28,220
Freshpet, Inc.(1)	514	72,983
General Mills, Inc.	864	50,803
Hain Celestial Group, Inc. (The)(1)	4	161
Hershey Co. (The)	1,419	216,156
Hormel Foods Corp.(2)	1,900	88,559
JM Smucker Co. (The)	146	16,878
Kellogg Co.	958	59,616
Lamb Weston Holdings, Inc.	1,594	125,511
Lancaster Colony Corp.	264	48,505
McCormick & Co., Inc.	2,161	206,591
Mondelez International, Inc., Class A	5,468	319,714
Post Holdings, Inc.(1)	277	27,980
TreeHouse Foods, Inc.(1)	182	7,733
		$1,369,974
Gas Utilities — 0.0%(3)
ONE Gas, Inc.	110	$8,445
		$8,445
Health Care Equipment & Supplies — 5.7%
Abbott Laboratories	14,222	$1,557,167

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
ABIOMED, Inc.(1)	408	$ 132,274
Align Technology, Inc.(1)	649	346,813
Baxter International, Inc.	4,074	326,898
Becton, Dickinson and Co.	2,601	650,822
Boston Scientific Corp.(1)	12,804	460,304
Cooper Cos., Inc. (The)	488	177,300
Danaher Corp.	3,825	849,685
DENTSPLY SIRONA, Inc.	2,169	113,569
DexCom, Inc.(1)	886	327,572
Edwards Lifesciences Corp.(1)	4,646	423,855
Globus Medical, Inc., Class A(1)	730	47,611
Haemonetics Corp.(1)	414	49,162
Hill-Rom Holdings, Inc.	461	45,164
Hologic, Inc.(1)	862	62,779
ICU Medical, Inc.(1)	99	21,234
IDEXX Laboratories, Inc.(1)	754	376,902
Insulet Corp.(1)	589	150,566
Integra LifeSciences Holdings Corp.(1)	561	36,420
Intuitive Surgical, Inc.(1)	1,068	873,731
iRhythm Technologies, Inc.(1)	188	44,595
Masimo Corp.(1)	445	119,429
Medtronic PLC	2,694	315,575
Neogen Corp.(1)	551	43,694
Novocure, Ltd.(1)	753	130,299
NuVasive, Inc.(1)	269	15,153
Penumbra, Inc.(1)	344	60,200
Quidel Corp.(1)	417	74,914
ResMed, Inc.	1,353	287,594
STERIS PLC	779	147,652
Stryker Corp.	2,681	656,952
Teleflex, Inc.	446	183,560
Varian Medical Systems, Inc.(1)	799	139,833
West Pharmaceutical Services, Inc.	648	183,585
Zimmer Biomet Holdings, Inc.	1,908	294,004
		$9,726,867
Health Care Providers & Services — 0.7%
Amedisys, Inc.(1)	310	$90,933
Anthem, Inc.	212	68,071
Centene Corp.(1)	1,035	62,131
Chemed Corp.	172	91,609
Encompass Health Corp.	419	34,647
HCA Healthcare, Inc.	459	75,487
HealthEquity, Inc.(1)	670	46,706
Humana, Inc.	664	272,419
Laboratory Corp. of America Holdings(1)	855	174,035
LHC Group, Inc.(1)	238	50,770
Security	Shares	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.(1)	385	$ 81,882
Premier, Inc., Class A	1,050	36,855
Quest Diagnostics, Inc.	242	28,839
		$ 1,114,384
Health Care Technology — 0.5%
Cerner Corp.	2,789	$ 218,881
HMS Holdings Corp.(1)	579	21,278
Inovalon Holdings, Inc., Class A(1)	9	164
Omnicell, Inc.(1)	264	31,685
Teladoc Health, Inc.(1)(2)	1,257	251,350
Veeva Systems, Inc., Class A(1)	1,174	319,621
		$842,979
Hotels, Restaurants & Leisure — 1.7%
Aramark	118	$4,541
Chipotle Mexican Grill, Inc.(1)	338	468,708
Choice Hotels International, Inc.	426	45,467
Domino's Pizza, Inc.	481	184,444
Hilton Worldwide Holdings, Inc.	2,513	279,596
Hyatt Hotels Corp., Class A	116	8,613
Marriott International, Inc., Class A	929	122,554
Marriott Vacations Worldwide Corp.	374	51,320
Planet Fitness, Inc., Class A(1)	893	69,324
Starbucks Corp.	11,173	1,195,288
Texas Roadhouse, Inc.	28	2,188
Vail Resorts, Inc.	189	52,723
Wendy's Co. (The)	1,606	35,204
Wingstop, Inc.	243	32,210
Wyndham Hotels & Resorts, Inc.	334	19,853
Yum! Brands, Inc.	2,981	323,617
		$2,895,650
Household Durables — 0.2%
Helen of Troy, Ltd.(1)	251	$55,770
Newell Brands, Inc.	8	170
NVR, Inc.(1)	44	179,514
Tempur Sealy International, Inc.(1)	1,001	27,027
TopBuild Corp.(1)	455	83,756
		$346,237
Household Products — 2.1%
Church & Dwight Co., Inc.	1,549	$135,119
Clorox Co. (The)	724	146,190
Colgate-Palmolive Co.	5,877	502,542
Energizer Holdings, Inc.	4	169

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	1,364	$ 183,908
Procter & Gamble Co. (The)	18,218	2,534,853
		$ 3,502,781
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	2,425	$ 56,987
Clearway Energy, Inc., Class C	258	8,238
Ormat Technologies, Inc.(2)	53	4,785
		$ 70,010
Industrial Conglomerates — 0.5%
3M Co.	1,567	$273,896
Carlisle Cos., Inc.	503	78,559
Roper Technologies, Inc.	1,056	455,231
		$807,686
Insurance — 0.8%
Alleghany Corp.	190	$114,701
Brown & Brown, Inc.	1,259	59,689
eHealth, Inc.(1)	2	141
Enstar Group, Ltd.(1)	217	44,461
Erie Indemnity Co., Class A	392	96,275
Kemper Corp.	50	3,842
Kinsale Capital Group, Inc.	221	44,229
Marsh & McLennan Cos., Inc.	3,862	451,854
Primerica, Inc.	221	29,599
Progressive Corp. (The)	3,525	348,552
RenaissanceRe Holdings, Ltd.	436	72,298
RLI Corp.	294	30,620
White Mountains Insurance Group, Ltd.	11	11,007
Willis Towers Watson PLC	583	122,826
		$1,430,094
Interactive Media & Services — 5.3%
Alphabet, Inc., Class A(1)	4,554	$7,981,523
ANGI Homeservices, Inc., Class A(1)(2)	155	2,045
CarGurus, Inc.(1)	817	25,923
IAC/InterActiveCorp.(1)	621	117,586
Match Group, Inc.(1)	2,207	333,676
Snap, Inc., Class A(1)	5,753	288,053
Zillow Group, Inc., Class C(1)(2)	1,882	244,284
		$8,993,090
Internet & Direct Marketing Retail — 7.0%
Amazon.com, Inc.(1)	3,283	$10,692,501
Booking Holdings, Inc.(1)	349	777,317
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
eBay, Inc.	3	$ 151
Etsy, Inc.(1)	921	163,855
Expedia Group, Inc.	1,069	141,536
GrubHub, Inc.(1)	605	44,933
Qurate Retail, Inc., Series A	1,467	16,093
Stamps.com, Inc.(1)	174	34,137
Wayfair, Inc., Class A(1)(2)	18	4,065
		$ 11,874,588
IT Services — 8.1%
Accenture PLC, Class A	5,092	$1,330,081
Akamai Technologies, Inc.(1)	1,471	154,440
Amdocs, Ltd.	342	24,258
Automatic Data Processing, Inc.	1,952	343,942
Black Knight, Inc.(1)	1,292	114,148
Booz Allen Hamilton Holding Corp., Class A	1,132	98,688
Broadridge Financial Solutions, Inc.	993	152,128
Cognizant Technology Solutions Corp., Class A	2,240	183,568
EPAM Systems, Inc.(1)	495	177,383
Fidelity National Information Services, Inc.	5,227	739,411
Fiserv, Inc.(1)	4,922	560,419
Gartner, Inc.(1)	794	127,191
Genpact, Ltd.	1,210	50,046
GoDaddy, Inc., Class A(1)	1,087	90,167
Jack Henry & Associates, Inc.	685	110,963
ManTech International Corp. / VA, Class A	2	178
MasterCard, Inc., Class A	7,268	2,594,240
MAXIMUS, Inc.	174	12,735
MongoDB, Inc.(1)(2)	470	168,749
Okta, Inc.(1)	615	156,370
Paychex, Inc.	1,595	148,622
PayPal Holdings, Inc.(1)	9,393	2,199,841
Perspecta, Inc.	7	168
Science Applications International Corp.	2	189
Square, Inc., Class A(1)	3,208	698,189
Switch, Inc., Class A	10	164
Twilio, Inc., Class A(1)	869	294,156
VeriSign, Inc.(1)	944	204,282
Visa, Inc., Class A	13,768	3,011,475
WEX, Inc.(1)	357	72,660
		$13,818,851
Leisure Products — 0.1%
Brunswick Corp.	1,047	$79,823
Hasbro, Inc.	35	3,274
Mattel, Inc.(1)	9	157

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products (continued)
YETI Holdings, Inc.(1)	692	$ 47,381
		$ 130,635
Life Sciences Tools & Services — 2.4%
10X Genomics, Inc., Class A(1)	34	$ 4,814
Agilent Technologies, Inc.	2,719	322,174
Avantor, Inc.(1)	5,603	157,725
Bio-Rad Laboratories, Inc., Class A(1)	207	120,669
Bio-Techne Corp.	356	113,048
Bruker Corp.	1,163	62,953
Charles River Laboratories International, Inc.(1)	451	112,687
Illumina, Inc.(1)	1,305	482,850
IQVIA Holdings, Inc.(1)	1,694	303,514
Medpace Holdings, Inc.(1)	289	40,229
Mettler-Toledo International, Inc.(1)	209	238,193
NeoGenomics, Inc.(1)(2)	1,017	54,755
PerkinElmer, Inc.	1,024	146,944
PRA Health Sciences, Inc.(1)	644	80,783
Repligen Corp.(1)	415	79,526
Syneos Health, Inc.(1)	300	20,439
Thermo Fisher Scientific, Inc.	3,480	1,620,914
Waters Corp.(1)	613	151,669
		$4,113,886
Machinery — 1.4%
Allison Transmission Holdings, Inc.	1,132	$48,823
Colfax Corp.(1)	287	10,975
Crane Co.	108	8,387
Cummins, Inc.	121	27,479
Deere & Co.	736	198,021
Donaldson Co., Inc.	1,083	60,518
Dover Corp.	382	48,227
Fortive Corp.	2,684	190,081
Gates Industrial Corp. PLC(1)	301	3,841
Graco, Inc.	1,760	127,336
IDEX Corp.	498	99,202
Illinois Tool Works, Inc.	2,001	407,964
Ingersoll Rand, Inc.(1)	3,900	177,684
ITT, Inc.	337	25,956
Lincoln Electric Holdings, Inc.	324	37,665
Nordson Corp.	482	96,858
Otis Worldwide Corp.	4,835	326,604
PACCAR, Inc.	229	19,758
Parker-Hannifin Corp.	496	135,115
Proto Labs, Inc.(1)	247	37,890
RBC Bearings, Inc.(1)	225	40,284
Security	Shares	Value
Machinery (continued)
Rexnord Corp.	404	$ 15,954
Stanley Black & Decker, Inc.	1	179
Toro Co. (The)	1,327	125,853
Watts Water Technologies, Inc., Class A	52	6,328
Westinghouse Air Brake Technologies Corp.	516	37,771
Woodward, Inc.	192	23,334
Xylem, Inc.	1,012	103,011
		$ 2,441,098
Media — 0.9%
Altice USA, Inc., Class A(1)	2,431	$92,062
Cable One, Inc.	40	89,109
Charter Communications, Inc., Class A(1)	1,113	736,305
Comcast Corp., Class A	5,322	278,873
Liberty Broadband Corp., Class C(1)	1,109	175,632
New York Times Co. (The), Class A	788	40,795
Sirius XM Holdings, Inc.(2)	8,626	54,947
		$1,467,723
Multiline Retail — 0.4%
Dollar General Corp.	1,676	$352,463
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	309	25,267
Target Corp.	1,414	249,613
		$627,343
Multi-Utilities — 0.0%(3)
CenterPoint Energy, Inc.	1,759	$38,065
CMS Energy Corp.	226	13,788
		$51,853
Personal Products — 0.3%
BellRing Brands, Inc., Class A(1)	215	$5,227
Estee Lauder Cos., Inc. (The), Class A	1,780	473,818
		$479,045
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	20,692	$1,283,525
Catalent, Inc.(1)	1,594	165,888
Elanco Animal Health, Inc.(1)	2,043	62,659
Eli Lilly & Co.	6,944	1,172,425
Horizon Therapeutics PLC(1)	1,323	96,777
Jazz Pharmaceuticals PLC(1)	597	98,535
Merck & Co., Inc.	16,970	1,388,146
Nektar Therapeutics(1)	9	153
Perrigo Co. PLC	656	29,336
Pfizer, Inc.	4,716	173,596

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	4,270	$ 706,685
		$ 5,177,725
Professional Services — 0.8%
ASGN, Inc.(1)	409	$ 34,164
CoreLogic, Inc.	392	30,310
CoStar Group, Inc.(1)	355	328,119
Exponent, Inc.	633	56,989
FTI Consulting, Inc.(1)	326	36,421
IHS Markit, Ltd.	3,616	324,825
Nielsen Holdings PLC	1,697	35,416
Robert Half International, Inc.	629	39,300
TransUnion	1,804	178,993
TriNet Group, Inc.(1)	407	32,804
Verisk Analytics, Inc.	1,476	306,403
		$1,403,744
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	1,044	$65,480
Howard Hughes Corp. (The)(1)	2	158
Redfin Corp.(1)	907	62,247
		$127,885
Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.	649	$88,686
Kansas City Southern	578	117,987
Knight-Swift Transportation Holdings, Inc.	526	21,997
Landstar System, Inc.	329	44,303
Norfolk Southern Corp.	990	235,234
Old Dominion Freight Line, Inc.	962	187,763
Saia, Inc.(1)	148	26,759
Schneider National, Inc., Class B	5	104
Union Pacific Corp.	3,488	726,271
Werner Enterprises, Inc.	4	157
		$1,449,261
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.(1)	9,712	$890,688
Analog Devices, Inc.	2,126	314,074
Applied Materials, Inc.	7,145	616,613
Broadcom, Inc.	3,385	1,482,122
Brooks Automation, Inc.	448	30,397
Cirrus Logic, Inc.(1)	249	20,468
CMC Materials, Inc.	216	32,681
Cree, Inc.(1)	2	212
Enphase Energy, Inc.(1)	1,012	177,576
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.	1,091	$ 104,845
First Solar, Inc.(1)	873	86,357
Inphi Corp.(1)	273	43,808
Intel Corp.	20,491	1,020,862
KLA Corp.	1,303	337,360
Lam Research Corp.	1,229	580,420
Lattice Semiconductor Corp.(1)	1,491	68,318
Marvell Technology Group, Ltd.	4,834	229,808
Maxim Integrated Products, Inc.	1,187	105,228
Microchip Technology, Inc.	2,289	316,134
Micron Technology, Inc.(1)	9,388	705,790
MKS Instruments, Inc.	361	54,312
Monolithic Power Systems, Inc.	412	150,887
NVIDIA Corp.	4,900	2,558,780
ON Semiconductor Corp.(1)	3,251	106,405
Power Integrations, Inc.	518	42,403
Qorvo, Inc.(1)	1,041	173,087
Semtech Corp.(1)	458	33,017
Silicon Laboratories, Inc.(1)	460	58,576
Skyworks Solutions, Inc.	1,411	215,714
SolarEdge Technologies, Inc.(1)	437	139,455
Teradyne, Inc.	1,743	208,968
Texas Instruments, Inc.	6,364	1,044,523
Universal Display Corp.	433	99,503
Xilinx, Inc.	2,193	310,902
		$12,360,293
Software — 15.1%
ACI Worldwide, Inc.(1)	785	$30,168
Adobe, Inc.(1)	4,054	2,027,486
Altair Engineering, Inc., Class A(1)	3	175
Alteryx, Inc., Class A(1)(2)	566	68,933
ANSYS, Inc.(1)	772	280,854
Appfolio, Inc., Class A(1)	229	41,229
Aspen Technology, Inc.(1)	699	91,045
Autodesk, Inc.(1)	1,909	582,894
Blackbaud, Inc.	364	20,952
Blackline, Inc.(1)	314	41,881
Box, Inc., Class A(1)	235	4,242
Cadence Design Systems, Inc.(1)	2,427	331,116
CDK Global, Inc.	1,119	57,998
Ceridian HCM Holding, Inc.(1)	630	67,133
Citrix Systems, Inc.	1,155	150,266
Coupa Software, Inc.(1)	506	171,488
DocuSign, Inc.(1)	1,618	359,681
Dropbox, Inc., Class A(1)	153	3,395
Envestnet, Inc.(1)	227	18,680

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Everbridge, Inc.(1)	267	$ 39,802
Fair Isaac Corp.(1)	258	131,848
Five9, Inc.(1)	525	91,560
Fortinet, Inc.(1)	1,275	189,376
Guidewire Software, Inc.(1)	711	91,527
HubSpot, Inc.(1)	360	142,718
Intuit, Inc.	2,168	823,515
j2 Global, Inc.(1)	199	19,440
Manhattan Associates, Inc.(1)	613	64,475
Microsoft Corp.	56,904	12,656,588
New Relic, Inc.(1)	420	27,468
Nuance Communications, Inc.(1)	1,304	57,493
Oracle Corp.	10,803	698,846
Palo Alto Networks, Inc.(1)	797	283,246
Paycom Software, Inc.(1)	453	204,869
Paylocity Holding Corp.(1)	342	70,421
Pegasystems, Inc.	295	39,312
Pluralsight, Inc., Class A(1)	95	1,991
Proofpoint, Inc.(1)	490	66,841
PTC, Inc.(1)	954	114,108
Q2 Holdings, Inc.(1)	389	49,220
Qualys, Inc.(1)	221	26,933
RealPage, Inc.(1)	667	58,189
RingCentral, Inc., Class A(1)	631	239,130
salesforce.com, inc.(1)	7,508	1,670,755
ServiceNow, Inc.(1)	1,674	921,420
Smartsheet, Inc., Class A(1)	1,179	81,693
Splunk, Inc.(1)	1,346	228,672
SS&C Technologies Holdings, Inc.	1,860	135,315
Synopsys, Inc.(1)	1,315	340,901
Tenable Holdings, Inc.(1)	420	21,949
Trade Desk, Inc. (The), Class A(1)	365	292,365
Tyler Technologies, Inc.(1)	338	147,544
Verint Systems, Inc.(1)	450	30,231
VMware, Inc., Class A(1)(2)	787	110,385
Workday, Inc., Class A(1)	1,535	367,801
Zendesk, Inc.(1)	944	135,105
Zoom Video Communications, Inc., Class A(1)	1,742	587,611
Zscaler, Inc.(1)	576	115,033
		$25,725,312
Specialty Retail — 3.0%
Advance Auto Parts, Inc.	109	$17,169
AutoZone, Inc.(1)	192	227,604
Burlington Stores, Inc.(1)	580	151,699
CarMax, Inc.(1)	165	15,586
Five Below, Inc.(1)	416	72,792
Security	Shares	Value
Specialty Retail (continued)
Floor & Decor Holdings, Inc., Class A(1)	609	$ 56,546
Gap, Inc. (The)	1,439	29,053
Home Depot, Inc. (The)	8,516	2,262,020
L Brands, Inc.	1,494	55,562
Lowe's Cos., Inc.	3,741	600,468
O'Reilly Automotive, Inc.(1)	572	258,870
RH(1)(2)	139	62,205
Ross Stores, Inc.	2,776	340,920
Tiffany & Co.	403	52,974
TJX Cos., Inc. (The)	9,580	654,218
Tractor Supply Co.	884	124,273
Ulta Beauty, Inc.(1)	479	137,550
Williams-Sonoma, Inc.	183	18,637
		$5,138,146
Technology Hardware, Storage & Peripherals — 10.1%
Apple, Inc.	129,383	$17,167,830
Pure Storage, Inc., Class A(1)	1,681	38,008
		$17,205,838
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.(2)	2	$188
Columbia Sportswear Co.	2	175
Deckers Outdoor Corp.(1)	271	77,717
lululemon Athletica, Inc.(1)	926	322,276
NIKE, Inc., Class B	7,716	1,091,582
Skechers USA, Inc., Class A(1)	268	9,632
Tapestry, Inc.	2,698	83,854
Under Armour, Inc., Class A(1)	2,732	46,908
VF Corp.	194	16,570
		$1,648,902
Trading Companies & Distributors — 0.2%
Fastenal Co.	4,370	$213,387
SiteOne Landscape Supply, Inc.(1)	243	38,547
United Rentals, Inc.(1)	187	43,368
W.W. Grainger, Inc.	221	90,243
		$385,545
Water Utilities — 0.1%
American States Water Co.	132	$10,495
American Water Works Co., Inc.	876	134,440
Essential Utilities, Inc.	892	42,183
		$187,118

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(1)	1,733	$ 233,695
		$ 233,695
Total Common Stocks (identified cost $94,298,234)		$170,061,397

Short-Term Investments — 0.5%
Other — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(4)	415,898	$ 415,940
Total Other (identified cost $415,940)		$ 415,940
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(5)	354,067	$ 354,067
Total Securities Lending Collateral (identified cost $354,067)		$ 354,067
Total Short-Term Investments (identified cost $770,007)		$ 770,007
Total Investments — 100.2% (identified cost $95,068,241)		$170,831,404
Other Assets, Less Liabilities — (0.2)%		$ (339,465)
Net Assets — 100.0%		$170,491,939

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $1,557,106 and the total market value of the collateral received by the Fund was $1,611,102, comprised of cash of $354,067 and U.S. government and/or agencies securities of $1,257,035.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $415,940, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$3,288,932	$10,217,960	$(13,090,952)	$(22)	$22	$415,940	$175	415,898
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$170,061,397(1)	$—	$—	$170,061,397
Short-Term Investments:
Other	—	415,940	—	415,940
Securities Lending Collateral	354,067	—	—	354,067
Total Investments	$170,415,464	$415,940	$ —	$170,831,404

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.